Acquisitions (Schedule of Estimated Fair Value of Intangible Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Customer Relationships [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Fair Value	$ 141.9
Remaining Useful Lives (Years)	16 years
Technology - Structural Materials: Aerospace And Defense [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Fair Value	14.3
Remaining Useful Lives (Years)	21 years
Technology - Structural Materials: Other Industries [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Fair Value	9.2
Remaining Useful Lives (Years)	6 years
Trademarks And Trade Names [Member]
Schedule Of Intangible Assets [Line Items]
Estimated Fair Value	$ 9.8
Remaining Useful Lives (Years)	8 years